UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02556

Name of Fund: Ready Assets Prime Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Ready Assets
Prime Money Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

Ready Assets Prime Money Fund
(Percentages shown are based on Net Assets)

	Par
Certificates of Deposit (000) Value
State Street Bank & Trust Co., 0.25%,
6/28/10	$ 20,000 $	20,000,000
Total Certificates of Deposit – 0.5% 20,000,000
Certificates of Deposit – Euro
Credit Industriel et Commercial (CIC),
London, 0.38%, 2/26/10	40,000	40,000,278
Credit Industriel et Commercial (CIC),
London, 0.40%, 3/18/10	35,000	35,000,218
Credit Industriel et Commercial (CIC),
London, 0.40%, 4/16/10	25,000	25,000,513
Total Certificates of Deposit - Euro –
2.3% 100,001,009
Certificates of Deposit - Yankee (a)
Abbey National Treasury Services Plc,
NY, 0.50%, 7/20/10 (b)	35,515	35,515,000
Abbey National Treasury Services Plc,
NY, 0.25%, 11/17/10 (b)	35,000	35,000,000
Banco Bilbao Vizcaya Argentaria SA, NY,
0.32%, 3/31/10	30,000	30,000,241
Banco Bilbao Vizcaya Argentaria SA, NY,
0.25%, 7/12/10 (b)	25,000	25,000,556
Banco Bilbao Vizcaya Argentaria SA, NY,
0.32%, 12/13/10 (b)	15,200	15,200,000
Bank of Nova Scotia, Houston, 0.31%,
5/04/10	40,500	40,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY,
0.25%, 2/02/10	111,000	111,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY,
0.23%, 3/22/10	27,690	27,690,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY,
0.22%, 3/30/10	60,000	60,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY,
0.21%, 4/28/10	20,000	20,000,239
Barclays Bank Plc, NY, 0.65%, 2/26/10	69,000	69,000,000
Barclays Bank Plc, NY, 0.58%, 3/15/10	27,000	27,000,000
Barclays Bank Plc, NY, 0.22%, 4/30/10	58,000	58,000,000
BNP Paribas SA, NY, 0.42%, 2/03/10	30,000	30,000,000
BNP Paribas SA, NY, 0.21%, 2/08/10	48,000	48,000,000
BNP Paribas SA, NY, 0.22%, 2/23/10	30,000	30,000,000
BNP Paribas SA, NY, 0.23%, 3/15/10	25,000	25,000,000

Certificates of Deposit – Yankee (a)	Par
(concluded) (000) Value
BNP Paribas SA, NY, 0.22%, 3/31/10	$ 25,000	$ 25,000,000
BNP Paribas SA, NY, 0.24%, 5/10/10	45,000	45,000,000
Deutsche Bank AG, NY, 0.19%,
4/08/10	100,000	100,000,000
Dexia Credit Local, NY, Guaranteed,
0.70%, 2/17/10 (b)	58,500	58,500,000
Lloyd's TSB Bank Plc, NY, 0.21%,
3/10/10	65,000	65,000,000
Rabobank Nederland NV, NY, 0.40%,
2/05/10	35,000	35,000,000
Rabobank Nederland NV, NY, 0.23%,
1/10/11 (b)	22,000	22,000,000
Rabobank Nederland NV, NY, 0.23%,
1/13/11 (b)	35,500	35,500,000
Royal Bank of Scotland Plc, CT, 0.51%,
5/18/10 (b)	45,000	45,000,000
Royal Bank of Scotland Plc, CT, 0.36%,
7/21/10	50,000	50,000,000
Royal Bank of Scotland Plc, NY, 0.38%,
7/07/10	47,000	47,000,000
Societe Generale, NY, 0.26%,
6/07/10 (b)	22,000	22,000,000
Societe Generale, NY, 0.26%,
7/12/10 (b)	26,000	26,000,000
Societe Generale, NY, 0.26%,
7/23/10 (b)	22,000	22,000,000
Sumitomo Mitsui Banking Corp., NY,
0.20%, 4/20/10	25,000	25,000,000
Svenska Handelsbanken, NY, 0.20%,
3/22/10	25,000	25,000,170
Svenska Handelsbanken, NY, 0.19%,
4/13/10	20,000	20,000,197
Toronto-Dominion Bank, NY, 0.23%,
11/05/10 (b)	35,000	35,000,000
UBS AG, Stamford, 0.25%, 2/12/10	26,000	26,000,000
UBS AG, Stamford, 0.27%, 3/15/10	35,000	35,000,000
UniCredit SpA, NY, 0.35%, 2/22/10	55,000	55,000,000
UniCredit SpA, NY, 0.34%, 3/05/10	48,000	48,000,000
Westpac Banking Corp., NY, 0.28%,
10/19/10 (b)	25,000	25,000,000
Westpac Banking Corp., NY, 0.29%,
10/21/10 (b)	29,040	29,040,000
Total Certificates of Deposit - Yankee –
36.6%		1,607,946,403
Commercial Paper (c)
Antalis U.S. Funding Corp., 0.18%,
2/12/10	40,000	39,997,800

Portfolio Abbreviations

To simplify the listing of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
COP	Certificates of Participation	VRDN	Variable Rate Demand Notes

Ready Assets Prime Money Fund January 31, 2010 1

Schedule of Investments (continued)

Ready Assets Prime Money Fund
(Percentages shown are based on Net Assets)

	Par
Commercial Paper (c) (continued) (000) Value
Atlantis One Funding Corp., 0.25%,
2/26/10	$ 23,000	$ 22,996,007
Atlantis One Funding Corp., 0.22%,
3/08/10	10,000	9,997,861
Atlantis One Funding Corp., 0.21%,
4/08/10	59,000	58,977,285
Bank of Nova Scotia, 0.12%, 2/01/10	1,500	1,500,000
Barton Capital Corp., 0.22%, 2/02/10	24,207	24,206,852
CAFCO LLC, 0.20%, 4/15/10	45,300	45,281,628
CAFCO LLC, 0.20%, 5/04/10	48,000	47,975,467
CBA (Delaware) Finance Inc., 0.20%,
2/12/10	55,000	54,996,639
Cancara Asset Securitization LLC,
0.27%, 2/17/10	62,200	62,192,536
Ciesco, LLC, 0.20%, 4/06/10	19,000	18,993,244
Citigroup Funding, Inc., 0.19%, 2/05/10	65,000	64,998,628
Citigroup Funding, Inc., 0.18%, 2/24/10	17,000	16,998,045
Clipper Receivables Co., LLC, 0.25%,
2/04/10	50,000	49,998,958
Clipper Receivables Co., LLC, 0.25%,
3/01/10	60,000	59,988,567
Deutsche Bank Financial LLC, 0.11%,
2/01/10	7,000	7,000,000
Dexia Bank, 0.29%, 3/03/10	9,000	8,997,863
DnB NOR Bank ASA, 0.19%, 3/15/10	25,000	24,994,458
DnB NOR Bank ASA, 0.33%, 3/24/10	23,000	22,989,248
Erasmus Capital Corp., 0.22%, 3/31/10	25,000	24,991,139
Fairway Finance Co., LLC, 0.22%,
2/01/10	40,989	40,989,000
Fairway Finance Co., LLC, 0.20% -
0.22%, 3/08/10	50,000	49,989,694
Govco LLC, 0.23%, 3/16/10	2,000	1,999,451
Govco LLC, 0.23%, 3/22/10	46,000	45,985,599
Govco LLC, 0.21%, 4/01/10	32,000	31,988,987
Govco LLC, 0.21%, 4/08/10	34,000	33,986,910
Govco LLC, 0.20%, 4/21/10	20,000	19,991,222
ING (U.S.) Funding LLC, 0.22%, 2/08/10	37,000	36,998,417
ING (U.S.) Funding LLC, 0.18%, 3/05/10	20,000	19,996,800
JPMorgan Securities Inc., 0.25%,
7/14/10	37,000	36,958,118
Kitty Hawk Funding Corp., 0.22%,
2/02/10	44,600	44,599,727
Kitty Hawk Funding Corp., 0.22%,
2/03/10	24,034	24,033,706
LMA Americas LLC, 0.17%, 2/22/10	24,000	23,997,620
Liberty Street Funding LLC, 0.22%,
2/05/10	12,500	12,499,694
Manhattan Asset Funding Co., LLC,
0.20%, 3/08/10	23,000	22,995,528
Mont Blanc Capital Corp., 0.18%,
2/16/10	41,000	40,996,925
Nieuw Amsterdam Receivables Corp.,
0.21%, 2/22/10	28,000	27,996,570
Romulus Funding Corp., 0.33%,
3/08/10	5,200	5,198,332
Salisbury Receivables Co. LLC, 0.18%,
4/12/10	15,000	14,994,750
Salisbury Receivables Co. LLC, 0.20%,
4/16/10	55,000	54,977,389

	Par
Commercial Paper (c) (concluded) (000) Value
Scaldis Capital LLC, 0.25%, 3/01/10	$ 3,000 $	2,999,417
Sheffield Receivables Corp., 0.21%,
3/11/10	5,000	4,998,892
Sheffield Receivables Corp., 0.22%,
5/21/10	23,000	22,984,679
Societe Generale North America Inc.,
0.24%, 3/16/10	40,000	39,988,772
Solitaire Funding LLC, 0.29%, 2/17/10	43,000	42,994,458
Solitaire Funding LLC, 0.26%, 2/26/10	62,500	62,488,715
Starbird Funding Corp., 0.19%, 3/19/10	15,000	14,996,358
Tempo Finance Corp., 0.23%, 4/08/10	9,000	8,996,205
Thames Asset Global Securitization No.
1, Inc., 0.21%, 2/04/10	51,000	50,999,118
UniCredit SpA, 0.19%, 2/01/10	65,000	65,000,000
UniCredit SpA, 0.32%, 3/09/10	10,000	9,996,800
Westpac Trust Securities NZ Ltd.,
0.35%, 11/05/10 (b)	39,550	39,550,000
Windmill Funding Corp., 0.21%,
3/08/10	20,000	19,995,917
Windmill Funding Corp., 0.24%,
3/15/10	8,000	7,997,760
Total Commercial Paper - 37.6% 1,653,233,755
Corporate Notes
Commonwealth Bank of Australia,
0.30%, 11/22/10 (b)(d)	25,500	25,500,000
HSBC Bank Middle East Ltd., 0.45%,
4/22/10 (b)	18,000	18,000,000
KBC Bank NV, 0.99%, 3/01/10 (b)	27,600	27,600,000
Rabobank Nederland NV, 0.25%,
4/07/10 (b)(d)	52,100	52,100,000
Total Corporate Notes – 2.8% 123,200,000
Municipal Bonds
California HFA, RB, VRDN, Home
Mortgage, Series U, AMT, 0.20%,
2/05/10 (e)	20,000	20,000,000
California Pollution Control Financing
Authority, Refunding RB, VRDN,
Pacific Gas & Electric Co., Series E,
0.16%, 2/01/10 (e)	8,300	8,300,000
Indiana Finance Authority, Refunding
RB, VRDN, Sisters of St. Francis,
Series B, 0.19%, 2/04/10 (e)	6,000	6,000,000
New Jersey Transportation Trust Fund
Authority, RB, VRDN, Transportation
System, Series C, 0.16%, 2/03/10 (e)	8,000	8,000,000
New York State HFA, Refunding RB,
VRDN, Series L, 0.18%, 2/03/10 (e)	10,500	10,500,000

2 Ready Assets Prime Money Fund January 31, 2010

Schedule of Investments (continued)

Ready Assets Prime Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (concluded) (000) Value
Palm Beach County School District, COP,
Series B (AGM), 0.25%, 2/04/10	$ 5,000 $	5,000,000
Total Municipal Bonds - 1.3% 57,800,000
U.S. Government Sponsored Agency
Obligations
Fannie Mae Variable Rate Notes, 0.23%,
8/05/10 (b)	27,370	27,364,946
Federal Home Loan Bank Variable Rate
Notes, 0.68%, 2/05/10 (b)	28,355	28,355,000
Federal Home Loan Bank Variable Rate
Notes, 0.77%, 2/26/10 (b)	29,680	29,680,000
Federal Home Loan Bank Variable Rate
Notes, 0.10%, 7/09/10 (b)	53,710	53,705,333
Federal Home Loan Bank Variable Rate
Notes, 0.20%, 10/08/10 (b)	33,000	32,993,222
Freddie Mac Discount Notes,
0.51%, 7/06/10 (c)	46,000	45,898,992
Freddie Mac Variable Rate Notes,
0.15%, 7/14/10 (b)	32,000	31,995,011
Freddie Mac Variable Rate Notes,
0.24%, 8/24/10 (b)	23,400	23,400,563
Freddie Mac Variable Rate Notes,
0.24%, 9/03/10 (b)	51,575	51,568,941
Freddie Mac Variable Rate Notes,
0.30%, 2/14/11 (b)	116,130	116,111,063
Freddie Mac Variable Rate Notes,
0.31%, 4/01/11 (b)	30,000	30,035,196
Freddie Mac Variable Rate Notes,
0.16%, 5/05/11 (b)	70,000	69,973,489
Total U.S. Government Sponsored
Agency Obligations - 12.3% 541,081,756
U.S. Treasury Obligations (c)
U.S. Treasury Bills, 0.23%, 6/10/10	32,000	31,973,627
U.S. Treasury Bills, 0.25%, 6/17/10	36,000	35,966,000
U.S. Treasury Bills, 0.31% - 0.39%,
7/15/10	186,800	186,504,148
U.S. Treasury Bills, 0.47%, 7/29/10	10,500	10,475,599
U.S. Treasury Bills, 0.23% - 0.32%,
8/26/10	47,700	47,626,896
Total U.S. Treasury Obligations - 7.1% 312,546,270

Par
Repurchase Agreement (000) Value
Deutsche Bank Securities, Inc., 0.11%,
2/01/10 (Purchased on 1/29/10 to
be repurchased at $4,565,042,
collateralized by Freddie Mac, 5.25%
due 2/01/10, par and fair value of
$4,134,000, $4,657,402,
respectively)	$ 4,565 $	4,565,000
Total Repurchase Agreements – 0.1%		4,565,000
Total Investments
(Cost - $4,420,374,193*) – 100.6%		4,420,374,193
Liabilities in Excess of Other Assets– (0.6)%		(26,981,160)
Net Assets – 100.0%	$ 4,393,393,033
* Cost for federal income tax purposes.
(a) Issuer is a US branch of foreign domiciled bank.
(b) Variable rate security. Rate shown is as of report date.
(c) Rates shown are the discount rates or range of discounts paid at the time of purchase.
(d) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
· fair Fair value Value of Measurements investments, which — Various are as inputs follows: are used in determining the
·assets Level 1 and — price liabilities quotations in active markets/exchanges for identical
·prices Level 2 for — similar other observable assets or liabilities inputs (including, in markets but that not are limited active, to: quoted quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
·the Level circumstances, 3 — unobservable to the inputs extent based observable on the inputs best information are not available available in
(including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the
Fund's most recent financial statements as contained in its semi-annual report.

Ready Assets Prime Money Fund January 31, 2010 3

Schedule Ready Assets Prime Money Fund
of Investments (concluded)

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund's investments:
Investments in
Valuation Inputs	Securities
Assets
Level 1	-
Level 2[1]	$ 4,420,374,193
Level 3	-
Total	$ 4,420,374,193
[1] See above Schedule of Investments for values in each security type.

Ready Assets Prime Money Fund January 31, 2010 4

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Prime Money Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Ready Assets Prime Money Fund

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Prime Money Fund

Date: March 19, 2010